Other Current Assets (Details) $ in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CAD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 CAD ($)	Dec. 31, 2025 USD ($)
Other Current Assets
Tax receivables			$ 20.4		$ 15.2
Prepaid expenses			2.0		2.7
Debt issue costs			1.2		0.4
Deposits related to the Canada Revenue Agency ("CRA") audits					50.2
Other current assets			$ 23.6		$ 68.5
Cash on deposit total	$ 44.1			$ 61.4
Canada Revenue Agency Reassessment Action
Other Current Assets
Tax reassessment interest recovery	$ 5.4	$ 7.5